EQUITY AWARDS (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Plan Activity
A summary of stock option plan activity (including the performance-based options) for the years ended December 31, 2014, 2013, and 2012 is provided below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
December 31, 2011	1,781,499	$3.90	$2.59
Options granted	2,193,701	1.46	1.07
Forfeited	(90,007)	3.48	2.52
December 31, 2012	3,885,193	2.53	1.73
Options granted	564,442	1.29	0.93
Forfeited	(15,929)	1.53	1.09
December 31, 2013	4,433,706	2.38	1.63
Options granted	2,072,108	2.98	2.34
Exercised	(41,828)	2.51	1.73
December 31, 2014	6,463,986	$2.57	$1.86	4.6
Options exercisable on December 31, 2014	3,297,814	$2.70		3.3	$3,571
Options expected to vest as of December 31, 2014	3,166,172	2.43			3,158

On December 31, 2014, options outstanding had exercise prices ranging from $0.71 to $5.93 and options exercisable had exercise prices ranging from $0.71 to $5.93.

Assumptions Used to Estimate Fair Value of Stock Options Granted
We used the Black-Scholes option pricing model to estimate the fair value of stock options granted in 2014, 2013, and 2012, with the following assumptions:

	2014	2013	2012
Expected weighted-average life of options granted	4.5 years	4.5 years	3.0 - 5.0 years
Range of volatility rates based on historical industry volatility	115.45% - 116.47%	100.52%	94.39% - 102.22%
Range of risk-free interest rates	1.66% - 1.74%	0.81%	.57% - .83%
Expected dividend yield	—	—	—